Borrowings - Expected Maturities of Long-term Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 11,900
2019	12,700
2020	11,200
2021	9,000
2022	8,100
2023-2039	53,000
Total	105,012	$ 112,368
Fixed Maturities [Member]
Debt Instrument [Line Items]
2018	11,810
2019	12,645
2020	11,117
2021	8,905
2022	8,057
2023-2039	52,484
Long term debt maturities total	105,018
Hedge accounting adjustments	(6)
Total	105,012
Fixed Maturities [Member] | Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
2019	2,369
2020	2,041
2021	1,428
2022	1,731
2023-2039	5,055
Long term debt maturities total	12,624
Hedge accounting adjustments	240
Total	12,864
Fixed Maturities [Member] | Secured Borrowings [Member]
Debt Instrument [Line Items]
2018	11,810
2019	10,276
2020	9,076
2021	7,477
2022	6,326
2023-2039	47,429
Long term debt maturities total	92,394
Hedge accounting adjustments	(246)
Total	$ 92,148